Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Acquisition of Engimplan [text block]
in 000€	Carrying value at acquisition date	Fair value adjust- ments	Fair value at acquisi- tion date
Assets
Software	214		214
Customer relations	−	2,530	2,530
Trademarks	−	556	556
Other intangible assets	9	−	9
Property, plant & equipment	2,268	838	3,106
Right-of-use assets	633	−	633
Other non-current financial assets	3	−	3
Inventory	2,084	96	2,180
Trade receivables	1,802	−	1,802
Other current assets	391	−	391
Cash from capital increase	5,750	−	5,750
Cash & cash equivalents	316	−	316
Total Assets	13,470	4,020	17,490
Liabilities
Deferred income	(83)	−	(83)
Loans & borrowings	(1,443)	−	(1,443)
Lease liabilities	(633)	−	(633)
Trade payables	(271)	−	(271)
Tax payables	(100)	−	(100)
Payroll related payables	(298)	−	(298)
Other liabilities	(914)	−	(914)
Total Liabilities	(3,742)	−	(3,742)
Total identified assets and liabilities	9,728	4,020	13,748
Goodwill	−	−	2,071
Non-controlling interest	−	−	(3,422)
Acquisition price	−	−	12,397

Cash & cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331

Acquisition of RS Print [text block]
in 000€	Carrying value at acquisition date	Fair value adjust- ments	Fair value at acquisi- tion date
Assets
Developed technology	−	4,820	4,820
Customer relations	−	248	248
Other intangible assets	86	2,862	2,948
Property, plant & equipment	220	−	220
Right-of-use assets	24	−	24
Other non-current financial assets	64	−	64
Inventory	794	265	1,059
Trade receivables	1,096	−	1,096
Other current assets	1,001	−	1,001
Cash & cash equivalents	189	−	189
Total Assets	3,474	8,195	11,669
Liabilities
Deferred tax liabilities	−	(2,049)	(2,049)
Loans & borrowings	(1,877)	−	(1,877)
Lease liabilities	(24)	−	(24)
Trade payables	(645)	−	(645)
Payroll related payables	(85)	−	(85)
Other liabilities	(262)	−	(262)
Total Liabilities	(2,893)	(2,049)	(4,942)
Total identified assets and liabilities	581	6,146	6,727
Goodwill	−	2,918	2,918
Acquisition price	−	−	9,645

Cash & cash equivalents acquired	(189)
Acquisition price in cash RS Print shares	5,220
Acquisition price in cash RS Scan assets	3,000
Total cash flow	8,031